Note 1 - Nature of Operations and Going Concern (Details Textual) $ in Thousands	Apr. 27, 2018 CAD ($) shares	May 07, 2015 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement Line Items [Line Items]
Weighted average share price | $		$ 0.05
Number of shares outstanding at end of period | shares			17,112,022	17,112,022
Retained earnings | $			$ (34,424)	$ (34,349)
Empower Clinics Inc. [member]
Statement Line Items [Line Items]
Total number of shares issued | shares	8,443,473
Weighted average share price | $	$ 0.31
Proceeds from issuing shares | $	$ 2,617,476
Number of shares outstanding at end of period | shares	70,966,958
SMAART Holdings Inc. shares consolidated into Empower Clinics Inc. shares [member] | Empower Clinics Inc. [member]
Statement Line Items [Line Items]
Share consolidation, reverse take-over | shares	6.726254